UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 08, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     2637


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE






                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC         COMMON              126667104      524    26343 X        SOLE                    26343
GENERAL FINANCE CORP        COMMON              369822101        7     7351 X        SOLE                     7351
GHL ACQUISITION CORP        COMMON              36172H108       84     8949 X        SOLE                     8949
GOLDEN POND HEALTHCARE INC  WARRANT             38116J117        1    16971 X        SOLE                    16971
GOLDEN POND HEALTHCARE INC  COMMON              38116J109       99    13044 X        SOLE                    13044
HICKS ACQUISITION CO I INC  COMMON              429086309      120    12734 X        SOLE                    12734
LIBERTY ACQUISITION HLDGS COWARRANT             53015Y115       11    41024 X        SOLE                    41024
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107      272    30946 X        SOLE                    30946
NRDC ACQUISITION CORP       WARRANT             62941r110        6    27611 X        SOLE                    27611
NRDC ACQUISITION CORP       COMMON              62941R102      131    13755 X        SOLE                    13755
PFIZER INC                  OPTION              717081953        4       27     X    SOLE                       27
PFIZER INC                  OPTION              717081903        3       27     X    SOLE                       27
ROHM & HAAS CO              COMMON              775371107      929    11778 X        SOLE                    11778
SP ACQUISITION HOLDINGS INC COMMON              78470A104      105    11021 X        SOLE                    11021
SP ACQUISITION HOLDINGS INC WARRANT             78470A112        1    22124 X        SOLE                    22124
SPDR TR                     OPTION              78462F953        1        3     X    SOLE                        3
TREMISIS ENERGY ACQ CORP II WARRANT             89472N119        2    14713 X        SOLE                    14713
TREMISIS ENERGY ACQ CORP II COMMON              89472N101       66     8632 X        SOLE                     8632
TRIAN ACQUISITION I CORP    WARRANT             89582E116        9    49240 X        SOLE                    49240
UNITED STATES OIL FUND LP   OPTION              91232N908        2        8     X    SOLE                        8
WYETH                       COMMON              983024100      260     6031 X        SOLE                     6031